Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 164,676	€ 172,954
Goodwill	61,553	25,023
Property, plant and equipment	14,031	12,498
Right-of-use assets	14,165	14,541
Deferred tax assets	23,294	24,108
Regulatory deposits	11,809	8,594
Loans receivable	25,524	25,516
Investments in non-listed equity	1,781	1,686
Total Non-Current Assets	316,833	284,920
Current assets
Trade and other receivables	116,800	169,252
Income tax receivables	40,349	35,806
Restricted cash	148,240	60,296
Cash and cash equivalents	254,778	293,798
Total Current assets	560,167	559,152
TOTAL ASSETS	877,000	844,072
Non-Current liabilities
Lease liabilities	10,308	10,896
Deferred tax liability	8,707	9,248
Interest-bearing loans and borrowings	0	764
Derivative financial instruments	15,129	0
Total non-current liabilities	34,144	20,908
Current liabilities
Lease liabilities	6,951	5,353
Deferred consideration	0	13,200
Interest-bearing loans and borrowings	1,203	3,008
Trade and other payables	155,304	147,353
Customer liabilities	50,246	51,959
Provisions	43,745	47,715
Income tax payables	50,761	40,524
Total Current liabilities	308,210	309,112
TOTAL LIABILITIES	342,354	330,020
EQUITY
Issued capital	289,753	269,338
Foreign exchange reserve	(6,009)	(2,094)
Retained profit	234,333	246,808
Equity attributable to owners of the parent	518,077	514,052
Non-Controlling Interest	16,569	0
EQUITY	534,646	514,052
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 877,000	€ 844,072